Principal subsidiaries - Summary of subsidiaries financial information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		$ 40,030	$ 33,781	$ 34,829
Profit/(loss) after tax for the year		8,851	4,776	(1,719)
– attributable to non-controlling interests (net earnings/(loss))		89	159	(853)
– attributable to owners of Rio Tinto (net earnings/(loss))		8,762	4,617	(866)
Other comprehensive income		3,088	(63)	(2,030)
Total comprehensive income/(loss) for the year	[1]	11,939	4,713	(3,749)
– Non-current assets		76,554	74,177
– Current assets		18,678	15,055
– Current liabilities		(11,225)	(9,362)
– Non-current liabilities		(33,262)	(34,133)
Net assets/(liabilities)		51,115	45,730
Attributable to non-controlling interests		6,404	6,440
Equity attributable to owners of Rio Tinto (see Group balance sheet)		44,711	39,290	37,349
Cash flow from operations		13,884	8,465	9,383
Dividends paid to holders of non-controlling interests in subsidiaries		(399)	(341)	$ (310)
Iron Ore Company of Canada [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		1,867	1,324
Profit/(loss) after tax for the year		377	108
– attributable to non-controlling interests (net earnings/(loss))		156	44
– attributable to owners of Rio Tinto (net earnings/(loss))		221	64
Other comprehensive income		144	56
Total comprehensive income/(loss) for the year		521	164
– Non-current assets		2,535	2,315
– Current assets		714	627
– Current liabilities		(449)	(348)
– Non-current liabilities		(838)	(755)
Net assets/(liabilities)		1,962	1,839
Attributable to non-controlling interests		809	759
Equity attributable to owners of Rio Tinto (see Group balance sheet)		1,153	1,080
Cash flow from operations		840	302
Dividends paid to holders of non-controlling interests in subsidiaries		(162)	(31)
Energy Resources of Australia [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		157	193
Profit/(loss) after tax for the year		(29)	7
– attributable to non-controlling interests (net earnings/(loss))		(9)	2
– attributable to owners of Rio Tinto (net earnings/(loss))		(20)	5
Total comprehensive income/(loss) for the year		(29)	7
– Non-current assets		57	58
– Current assets		406	383
– Current liabilities		(128)	(96)
– Non-current liabilities		(356)	(336)
Net assets/(liabilities)		(21)	9
Attributable to non-controlling interests		(7)	2
Equity attributable to owners of Rio Tinto (see Group balance sheet)		(14)	7
Cash flow from operations		(2)	18
Turquoise Hill [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		940	1,203
Profit/(loss) after tax for the year		22	140
– attributable to non-controlling interests (net earnings/(loss))		(49)	37
– attributable to owners of Rio Tinto (net earnings/(loss))		71	103
Other comprehensive income		4	2
Total comprehensive income/(loss) for the year		26	142
– Non-current assets		9,008	7,969
– Current assets		4,953	5,702
– Current liabilities		(504)	(316)
– Non-current liabilities		(4,311)	(4,257)
Net assets/(liabilities)		9,146	9,098
Attributable to non-controlling interests		3,982	4,073
Equity attributable to owners of Rio Tinto (see Group balance sheet)		5,164	5,025
Cash flow from operations		295	387
Robe River Mining Co Pty Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		1,164	982
Profit/(loss) after tax for the year		617	482
– attributable to non-controlling interests (net earnings/(loss))		242	193
– attributable to owners of Rio Tinto (net earnings/(loss))		375	289
Other comprehensive income		238	(23)
Total comprehensive income/(loss) for the year		855	459
– Non-current assets		2,927	2,797
– Current assets		1,453	1,122
– Current liabilities		(186)	(92)
– Non-current liabilities		(752)	(666)
Net assets/(liabilities)		3,442	3,161
Attributable to non-controlling interests		1,375	1,263
Equity attributable to owners of Rio Tinto (see Group balance sheet)		2,067	1,898
Cash flow from operations		1,048	824
Dividends paid to holders of non-controlling interests in subsidiaries		(230)	(268)
Other companies and eliminations [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		1,351	1,139
Profit/(loss) after tax for the year		637	517
– attributable to owners of Rio Tinto (net earnings/(loss))		637	517
Other comprehensive income		158	(20)
Total comprehensive income/(loss) for the year		795	497
– Non-current assets		4,187	3,976
– Current assets		571	801
– Current liabilities		(1,357)	(1,350)
– Non-current liabilities		(1,666)	(1,546)
Net assets/(liabilities)		1,735	1,881
Equity attributable to owners of Rio Tinto (see Group balance sheet)		1,735	1,881
Cash flow from operations		1,207	817
Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consolidated sales revenue		2,515	2,121
Profit/(loss) after tax for the year		1,254	999
– attributable to non-controlling interests (net earnings/(loss))		242	193
– attributable to owners of Rio Tinto (net earnings/(loss))		1,012	806
Other comprehensive income		396	(43)
Total comprehensive income/(loss) for the year		1,650	956
– Non-current assets		7,114	6,773
– Current assets		2,024	1,923
– Current liabilities		(1,543)	(1,442)
– Non-current liabilities		(2,418)	(2,212)
Net assets/(liabilities)		5,177	5,042
Attributable to non-controlling interests		1,375	1,263
Equity attributable to owners of Rio Tinto (see Group balance sheet)		3,802	3,779
Cash flow from operations		2,255	1,641
Dividends paid to holders of non-controlling interests in subsidiaries		$ (230)	$ (268)

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.